INCOME TAX - Income tax provision (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal.
Current		$ 214,850
Deferred	$ (118,531)	(715,345)
Change in valuation allowance	$ 118,531	715,345
Income tax provision		$ (214,850)